Goodwill and Intangible Assets (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Amortization expense for intangible assets	$ 82	$ 80	$ 73
Acquisition of intangible assets	$ 127
Weighted-average amortization period (years)	15 years
Virginia Electric and Power Company
Goodwill [Line Items]
Amortization expense for intangible assets	$ 31	31	29
Acquisition of intangible assets	$ 49
Weighted-average amortization period (years)	11 years
Dominion Energy Gas Holdings, LLC
Goodwill [Line Items]
Amortization expense for intangible assets	$ 11	$ 9	$ 11
Acquisition of intangible assets	$ 35
Weighted-average amortization period (years)	13 years